Equity - Restricted and unrestricted equity (Details) - SEK (kr) kr in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity	[1],[2]	kr 20,064	kr 19,082	kr 18,239
Restricted equity
Equity		4,282	4,235
Unrestricted equity
Equity		15,782	14,847
Parent Company
Equity		20,122	19,138
Parent Company | Restricted equity
Equity		4,282	4,235
Parent Company | Unrestricted equity
Equity		kr 15,840	kr 14,903

[1]	See note 22.
[2]	The entire equity is attributable to the shareholder of the Parent Company.